GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL
Summary of changes in goodwill

	Goodwill	Accumulated impairment losses	Goodwill after Impairment losses
Balance as of January 1, 2015	12,834,998	(278,594)	12,556,404

(+/-) Foreign exchange effect	5,264,188	(167,679)	5,096,509
(-) Impairment (note 28)	—	(2,528,483)	(2,528,483)

Balance as of December 31, 2015	18,099,186	(2,974,756)	15,124,430

(+/-) Foreign exchange effect	(2,645,368)	63,516	(2,581,852)
(-) Impairment (note 28)	—	(2,678,582)	(2,678,582)
(-) Effect of selling of subsidiary	(393,980)	—	(393,980)

Balance as of December 31, 2016	15,059,838	(5,589,822)	9,470,016

(+/-) Foreign exchange effect	242,510	(169,979)	72,531
(-) Impairment (note 28)	—	(849,438)	(849,438)
(-) Assets held for sale (note 3.4)	(801,967)	—	(801,967)

Balance as of December 31, 2017	14,500,381	(6,609,239)	7,891,142

Summary of goodwill by segment
	2017	2016	2015
Brazil	373,135	380,644	519,327
Special Steel	2,487,364	2,508,056	3,409,429
North America	5,030,643	6,581,316	11,195,674

	7,891,142	9,470,016	15,124,430